Reinsurance Of Blocks Of Business (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Ceded Credit Risk [Line Items]
Ceding commission received	$ 90
Market value of assets transferred	790
TIAA [Member]
Ceded Credit Risk [Line Items]
Number of group insurance contracts assumed	1,800
Number of insured individuals assumed	650,000
Ceding commission paid	75
Market value of assets received	705
Market value of trust fund assets for reinsurance contract	282.8
VOBA recorded	60.0
Minnesota Life [Member]
Ceded Credit Risk [Line Items]
Ceding commission paid	55
Market value of assets received	500
Market value of trust fund assets for reinsurance contract	$ 579.6